Summary of significant accounting policies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Research and development costs | $	$ 497		$ 35		$ 184
Advertising and promotional expenses | $	$ 7		$ 13		$ 16
Shares issued | shares	3,260,559	3,260,559	3,260,559	3,260,559
ZHEJIANG TIANLAN
Research and development costs | ¥		¥ 28,589		¥ 19,018		¥ 14,363
Advertising and promotional expenses | ¥		¥ 0		¥ 0		¥ 0
Shares issued | shares	82,572,000	82,572,000	82,572,000	82,572,000